Employee Benefits (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Employee benefits [Abstract]
Current	$ 0	$ 194,119
Non-current	33,571,138	26,901,088
Total	$ 33,571,138	$ 27,095,207